Subsequent events	12 Months Ended
Dec. 31, 2025
EBP 008 [Member]
EBP, Subsequent Event [Line Items]
Subsequent events

Note 9 - Subsequent events:

The Plan has evaluated subsequent events through June 25, 2026, which is the date the financial statements were issued, and has determined that no significant events occurred after December 31, 2025 that would have a material impact on its financial statements.